Share-based payment plans - Breakdown of share-based payments expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 5,135	$ 2,985	$ 1,797
Cost of Revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	57	42	10
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	2,109	1,394	508
Sales and Marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	970	529	282
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 1,999	$ 1,020	$ 997